REVENUE FROM CONTRACTS WITH CUSTOMERS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Cost of Product and Service Sold	$ 2,114,494		$ 4,602,254
Revenue from Contract with Customer, Including Assessed Tax